Document and Entity Information	Apr. 30, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	HUNTINGTON BANCSHARES INC /MD/
Entity Address, State or Province	OH
Amendment Flag	false
Entity Central Index Key	0000049196
Document Type	8-K
Document Period End Date	Apr. 30, 2021
Entity Incorporation State Country Code	MD
Entity File Number	1-34073
Entity Tax Identification Number	31-0724920
Entity Address, Address Line One	41 South High Street
Entity Address, City or Town	Columbus
Entity Address, Postal Zip Code	43287
City Area Code	(614)
Local Phone Number	480-2265
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 5.875% Series C Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANN
Security Exchange Name	NASDAQ
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 6.250% Series D Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANO
Security Exchange Name	NASDAQ
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 4.500% Series H Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANP
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock-Par Value $0.01 per Share
Trading Symbol	HBAN
Security Exchange Name	NASDAQ